Stockholders' Equity and Stock-Based Compensation- Narrative (Q3) (Details)		3 Months Ended		9 Months Ended			12 Months Ended
	Jan. 12, 2021 $ / shares shares	Sep. 30, 2021 USD ($) vote $ / shares shares	Sep. 30, 2020 USD ($)	Sep. 30, 2021 USD ($) vote period $ / shares shares	Sep. 30, 2021 USD ($) vote $ / shares shares	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Warrants exercise price (in USD per share) | $ / shares	$ 11.50						$ 1.91
Expiration period	5 years
Redeemable price per share (in USD per share) | $ / shares		$ 0.01		$ 0.01	$ 0.01
Written notice period				30 days
Maximum share price Company will send notice of redemption (USD per share) | $ / shares		$ 18.00		$ 18.00	$ 18.00
Threshold trading days				20 days
Threshold trading days period				30 days
Dividends, common stock | $				$ 0
Preferred stock, shares authorized (shares)		10,000,000		10,000,000	10,000,000		10,000,000	10,000,000
Preferred stock, par value (in USD per share) | $ / shares	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued (shares)		0		0	0		0	0
Preferred stock, shares outstanding (shares)		0		0	0		0	0
Period of automatic increases in shares authorized	10 years
Yearly automatic percent increases in shares authorized							4.00%
Amount paid for tax withholding | $				$ 4,367,000	$ 4,013,000	$ 0
Issuance of common stock under stock plans | $		$ 1,371,000	$ 48,000
Unrecognized compensation cost | $		$ 36,500,000		$ 36,500,000	$ 36,500,000		$ 10,931,000
Unrecognized compensation cost weighted average period for recognition							2 years 10 months 2 days
Common Class I
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, votes per share | vote		1		1	1
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of RSU's granted in period (in shares)				856,000
Number of shares of common stock withheld from employees for tax withholdings (in shares)				29,443
Amount paid for tax withholding | $		$ 400,000
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Employees eligible compensation purpose of purchasing shares under the ESPP				15.00%
Issuance of common stock under stock plans | $				$ 12,500
Employee exceeds (in shares)				5,000
Share-Based Compensation Arrangement By Share-based Payment Award, Number Of Purchase Periods | period				1
Share-Based Compensation Arrangement By Share-based Payment Award, Offering Period				6 months
Share-Based Compensation Arrangement By Share-based Payment Award, Purchase Period				6 months
Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost weighted average period for recognition				2 years 10 months 24 days
2020 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	14,526,237
Yearly automatic percent increases in shares authorized	4.00%
2020 Plan | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost weighted average period for recognition				2 years 3 months 18 days
Unrecognized compensation cost | $		$ 9,000,000.0		$ 9,000,000.0	$ 9,000,000.0
2020 ESPP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized (in shares)	1,452,623
Yearly automatic percent increases in shares authorized	1.00%
2020 ESPP | Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares issued in period (in shares)				0
First Day Of Purchase Period | Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price for each share of common stock				85.00%
Last Day Of Purchase Period | Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price for each share of common stock				85.00%